Expense Example - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Mid Cap ETF - Fidelity Enhanced Mid Cap ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 24
3 years	76
5 years	134
10 years	$ 304